CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 1,507,983	$ 0	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares outstanding	96,731	96,731	107,789
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	3,850,101	2,013,106	208,546
Common stock, shares outstanding	3,850,101	2,013,106	208,546